Segment information - Non-current assets by location (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Non-current assets	€ 110,645	€ 88,627	€ 76,107
Belgium
Disclosure of geographical areas [line items]
Non-current assets	64,000	47,000	37,000
France
Disclosure of geographical areas [line items]
Non-current assets	36,000	34,000	31,000
Croatia
Disclosure of geographical areas [line items]
Non-current assets	5,000	4,000	4,000
The Netherlands
Disclosure of geographical areas [line items]
Non-current assets	€ 4,000	€ 4,000	€ 4,000